Treasury shares (Details)			12 Months Ended
	Dec. 28, 2023 USD ($)	Aug. 30, 2021 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 USD ($)
Treasury shares
Repurchase of ordinary shares							578,304	578,304
Stock repurchase value | ¥			¥ 143,109,040		¥ 108,967,252
Balance of treasury shares | ¥					¥ 911,217,013				¥ 911,217,013
Cancellation of shares			4,400,000	4,400,000
Cancellation of shares | ¥			¥ 0
2021 Share Repurchase Program
Treasury shares
Repurchase of shares | $		$ 100,000,000
Stock repurchase program, period in force		12 months
Repurchase of ordinary shares					804,758	804,758
Stock repurchase value					¥ 108,967,252	$ 17,158,573	¥ 107,151,908	$ 16,737,290
Repurchase of ordinary shares paid							¥ 107,151,908			$ 16,737,290
2023 share repurchase program
Treasury shares
Stock repurchase program, period in force	12 months
Repurchase of ordinary shares			1,798,806	1,798,806
Stock repurchase value	$ 20,000,000		¥ 143,109,040	$ 20,107,653
Ordinary shares
Treasury shares
Repurchase of ordinary shares							578,304	578,304
Cancellation of shares			4,359,367	4,359,367
Cancellation of shares | ¥			¥ 2,976